CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans receivable and fees on loans	$ 24,842	$ 28,140
Securities available for sale:
Taxable	1,284	854
Tax-exempt	798	1,723
Other investment income	80	81
Federal funds sold	150	60
Total Interest Income	27,154	30,858
INTEREST EXPENSE
Deposits	6,495	8,859
Other borrowed funds	3,484	3,679
Total interest expense	9,979	12,538
Net interest income	17,175	18,320
PROVISION FOR LOAN LOSSES (Note 5)	4,648	4,799
Net interest income after provision for loan losses	12,527	13,521
NON-INTEREST INCOME
Securities gains (losses)	251	(163)
Service charges on deposit accounts	2,117	2,044
Other service charges, commissions and fees	1,646	1,459
Other operating income	1,110	686
Other than temporary impairment charge	(269)	(1,263)
Total Non-Interest Income	4,855	2,763
NON-INTEREST EXPENSE
Salaries and employee benefits (Note 15)	9,852	10,073
Occupancy expense of bank premises	1,102	1,176
Furniture and equipment expense	1,355	1,572
Other operating expenses (Note 24)	5,900	5,452
Foreclosed Assets -Write-down and operating expenses	3,328	2,416
Total Non-Interest Expenses	21,537	20,689
(Loss) Income Before Income Taxes	(4,155)	(4,405)
Income Tax (Benefit) (Note 8)	2,362	(2,265)
Net Income (Loss)	$ (6,517)	$ (2,140)
Earnings (Loss) Per Common Share (Note 14) (in dollars per share)	$ (1.30)	$ (0.43)
Earnings (Loss) Per Common Share - assuming dilution (Note 14) 13) (in dollars per share)	$ (1.30)	$ (0.43)